Intrepid Capital Management Funds Trust
c/o U.S. BANK GLOBAL FUND SERVICES
615 East Michigan Street
 Milwaukee, Wisconsin 53202
December 21, 2018
VIA EDGAR TRANSMISSION
United States Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549
Re:	Intrepid Capital Management Funds Trust (the “Trust”) File No.: 333-228496

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), and under the regulations thereunder, the Trust hereby certifies that the form of the Information Statement/Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) under the 1933 Act would not have differed from that contained in the most recent amendment for the Fund dated December 20, 2018, and filed electronically as Pre-Effective Amendment on the Fund’s Registration Statement on Form N-14 on December 19, 2018.
If you have any questions or require further information, please contact the undersigned at (414) 765-6316.

Sincerely,

/s/ Alyssa M. Bernard

Alyssa M. Bernard
For U.S. Bank Global Fund Services
as Administrator to the Trust